Cover Page	Sep. 27, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 27, 2022
Entity Registrant Name	MFA FINANCIAL, INC.
Entity Central Index Key	0001055160
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	1-13991
Entity Tax Identification Number	13-3974868
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	48th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	207-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MFA
Security Exchange Name	NYSE
7.50% Series B Cumulative Redeemable Preferred Stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	7.50% Series B Cumulative RedeemablePreferred Stock, par value $0.01 per share
Trading Symbol	MFA/PB
Security Exchange Name	NYSE
6.50% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	6.50% Series C Fixed-to-Floating Rate Cumulative RedeemablePreferred Stock, par value $0.01 per share
Trading Symbol	MFA/PC
Security Exchange Name	NYSE